SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2021
SUBSEQUENT EVENTS

33.  SUBSEQUENT EVENTS

The Company had the following subsequent events, not disclosed elsewhere in these financial statements:

a)	On December 14, 2021, the Company acquired 100% of the issued and outstanding shares of iGEMS TV, Inc. (“IGEMS”) in accordance with an Agreement and Plan of Merger (“iGEMS Agreement”). As consideration, the Company will issue up to 850,000 common shares of the Company to the former shareholders of iGEMS upon iGEMS achieving total cumulative revenue of $9,412,830 before the sixth anniversary of the closing date as follows (“iGEMS Transaction”):
•	212,500 common shares on closing of the agreement (issued subsequently);
•	212,500 common shares upon iGEMS achieving revenue of $473,577 (“iGEMS First Milepost”);
•	212,500 common shares upon iGEMS achieving revenue of $2,400,664 (“iGEMS Second Milepost”);
•	212,500, or such lesser number based on a pro rata amount of iGEMS revenue recognized relative to the iGEMS Third Milepost, common shares upon iGEMS achieving revenue of $9,412,830 (“iGEMS Third Milepost”).

Upon closing of the iGEMS Agreement, Liquid Merger Sub 3 was amalgamated with iGEMS with the surviving entity retaining the name iGEMS TV, Inc.

In connection with the iGEMS Transaction, on June 25, 2021, the Company entered into an agreement with iGEMS for $100,000 which was advanced as follows: (1) $40,000 upon the date of the agreement (advanced June 28, 2021); (2) $33,000 on the first month anniversary (advanced August 3, 2021); and (3) $27,000 on the second month anniversary (advanced September 7, 2021). The agreement bore interest at 6% per annum and was due on the earlier of December 31, 2021 or 30 days following the termination of the iGEMS Transaction. The agreement was secured by a general security agreement over certain assets. As the advance was considered an advance on acquisition, the Company re-assumed the advance on the closing of the iGEMS Transaction on December 14, 2021. As at November 30, 2021, the Company had accrued $2,076 of interest income in connection with this advance. ..

The acquisition will be accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired will be recorded as goodwill.

As at December 31, 2021, iGEMS had net liabilities of $79,894 excluding any intangibles or goodwill to be recognized pursuant to the acquisition. The initial accounting for the acquisition was not complete by the issuance date of these consolidated financial statements.

b)	On March 3, 2022, the Company issued 163,957 common shares in relation to the vesting of 163,957 restricted share units.

c)	On March 7, 2022, the Company acquired 100% of the issued and outstanding shares of Digital Cinema United Holding Ltd. (“DCU”) (“DCU Shares”), in accordance with a Securities Exchange Agreement (“DCU SEA”), for common shares of the Company which are scheduled to be paid out to DCU shareholders across specific performance milestones in three tranches (“DCU Transaction”) as follows:
•	On closing of the SEA – 3,000,000 common shares(“Issuer Consideration Shares”) (issued subsequently) of Liquid;
•	Issuer Additional Shares:
o	Upon DCU achieving cumulative consolidated revenues of $4,750,000 before the fifth anniversary of the closing date (“DCU First Milepost”) – greater of (i) 750,000 common shares of Liquid and (ii) 3,750,000 divided by a per share price of the greater of $1.25 or the five-day Volume Weighted Average Price of Liquid common shares immediately prior to the achievement of the First Milepost.
o	Upon DCU achieving cumulative consolidated revenues of $10,287,000 (“DCU Second Milepost”) after the DCU First Milepost but before the fifth anniversary of the closing date; - the greater of (i) 3,750,000 divided by (A) the greater of $1.25 or (B) the five-day Volume Weighted Average Price of Liquid common shares immediately prior to the achievement of the DCU First Milepost; and (ii) 5,625,000, less (A) 3,000,000 and (B) the number of Issuer Additional Shares issued on achievement of the First Milepost.

For additional clarification, the minimum aggregate total (i) Issuer Consideration Shares and (ii) Issuer Additional Shares issuable in connection with the achievement of both the First Milepost and Second Milepost is 5,625,000.

Included in the DCU SEA is a buyback right that entitles the DCU shareholders to acquire the DCU Shares from the Company should the Company’s shares be delisted for more than 180 days for the following consideration:

•	all shares of the Company issued to the DCU shareholders;
•	any cash advanced to DCU by the Company; and
•	interest on each amount of cash advanced at a rate of 6%, compounded annually in arrears.

In connection with the DCU Transaction, on August 31, 2021, the Company entered into an agreement with DCU whereby the Company advanced $1,147,928 to DCU as follows: (1) $573,964 upon the date of the agreement (advanced September 1, 2021); and (2) $573,964 on the first month anniversary (advanced October 4, 2021). The advances bore interest at 6% per annum and was due on the earlier of (1) February 28, 2022; (2) the termination of the letter of intent entered into between the Company and DCU on June 7, 2021; or (3) the closing of the DCU Transaction. The agreement was secured by a pledge over all of the shares held in DCU (“Pledge Agreement”). As the funds were considered an advance on acquisition, the Company re-assumed the advance on the closing of the DCU Transaction on March 8, 2022. As at November 30, 2021, the Company has accrued $14,062 of interest income in connection with this advance.

The acquisition will be accounted for using the acquisition method pursuant to IFRS 3, Business Combinations. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess consideration given over the fair value of the net assets acquired will be recorded as goodwill.

The initial accounting for the acquisition was not complete by the issuance date of these consolidated financial statements.